July 16, 2020

Scharf Fund

Retail Class	LOGRX
Institutional Class	LOGIX

Scharf Multi-Asset Opportunity Fund

Retail Class	LOGBX
Institutional Class	LOGOX

Scharf Global Opportunity Fund

Retail Class	WRLDX

Scharf Alpha Opportunity Fund

Retail Class	HEDJX
Institutional Class	Not available for purchase

Each a series of Advisors Series Trust

Supplement to the Prospectus and Statement of Additional Information (“SAI”)
dated January 28, 2020

Effective immediately, the Scharf Investments, LLC’s address has been changed to the following:

Scharf Investments, LLC
16450 Los Gatos Boulevard, Suite 207
Los Gatos, California 95032

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Please retain this Supplement with your Prospectus and SAI.
The date of this Supplement is July 16, 2020.